NATURE OF OPERATIONS AND GOING CONCERN (Tables)	9 Months Ended
May 31, 2019
Statements [Line Items]
Disclosure of subsidiaries [Table Text Block]
		Place of	Proportion of ownership
		incorporation	interest and voting power held
		and	May 31,	August 31,
Name of subsidiary	Principal activity	operation	2019	2018

Platinum Group Metals (RSA) (Pty) Ltd.	Exploration	South Africa	100%	100%
Mnombo Wethu Consultants (Pty) Limited.[1]	Exploration	South Africa	49.9%	49.9%
Waterberg JV Resources (Pty) Ltd.	Exploration	South Africa	37.05%	37.05%
[1] The Company controls and consolidates Mnombo Wethu Consultants (Pty) Limited (“Mnombo”) and Waterberg JV Resources (Pty) Ltd. for accounting purposes.